Commitments and Contingencies Narrative (Details) (USD $)	12 Months Ended	3 Months Ended			3 Months Ended				3 Months Ended			3 Months Ended		52 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Sun Trust Acquisition [Member] years	Sep. 30, 2010 Sun Trust Acquisition [Member] years	Dec. 31, 2010 Sun Trust Acquisition [Member]	Mar. 31, 2011 Prudent Bear Acquisition [Member]	Mar. 31, 2010 Prudent Bear Acquisition [Member]	Dec. 31, 2008 Prudent Bear Acquisition [Member] years	Dec. 31, 2011 Prudent Bear Acquisition [Member]	Dec. 31, 2008 Clover Capital Acquisition [Member] years	Dec. 31, 2011 Clover Capital Acquisition [Member]	Dec. 31, 2010 Clover Capital Acquisition [Member]	Dec. 31, 2010 Rochdale Acquisition [Member]	Sep. 30, 2007 Rochdale Acquisition [Member] years	Dec. 31, 2011 Rochdale Acquisition [Member]	Sep. 30, 2010 Alliance Acquisition [Member]	Jun. 30, 2010 Alliance Acquisition [Member]	Jun. 30, 2009 Alliance Acquisition [Member]	Jun. 30, 2008 Alliance Acquisition [Member]	Jun. 30, 2007 Alliance Acquisition [Member]	Jun. 30, 2006 Alliance Acquisition [Member]	Jun. 30, 2005 Alliance Acquisition [Member] years	Dec. 31, 2011 Employment-related Commitments [Member]
Business Acquisition Contingent Consideration Payable Period			5				4		5				5								5
Contingent purchase price payments		$ 5,000,000			$ 44,700,000	$ 5,100,000						$ 1,100,000		$ 4,100,000	$ 3,300,000	$ 32,400,000	$ 19,800,000	$ 16,200,000	$ 13,300,000	$ 10,700,000
Estimated remaining contingent purchase price payments		19,000,000						49,000,000		56,000,000				20,000,000
Remaining Business Acquisition Contingent Consideration Payable Period		4
Fair value of future consideration payments liability		13,400,000
Fair value of future consideration payments liability, current		4,000,000		5,300,000
Fair value of future consideration payments liability, noncurrent		9,400,000
Business acquisition contingent consideration accrued liability								0		5,900,000	0			400,000
Employee-related commitments to be paid in 2012	34,000,000																					16,100,000	[1]
Maximum bonus payable over remaining terms	54,000,000
Bonus payable in succeeding year	0
Bonus payable related to the Fund Bonus	500,000
Legal Fees	$ 17,300,000

[1]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.